SHARE CAPITAL (Schedule of Information About Stock Options Outstanding) (Details)	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2020 shares $ / shares	Jun. 30, 2019 shares $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	3,115,832	4,662,767	5,905,000
Weighted average exercise price	$ 1.56	$ 1.36	$ 1.36
0.55 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 0.55
Number of options outstanding | shares	495,000
Weighted average remaining contractual life (Years)	4 months 2 days
Number of options exercisable | shares	495,000
Weighted average exercise price	$ 0.55
1.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.15
Number of options outstanding | shares	930,000
Weighted average remaining contractual life (Years)	1 year 29 days
Number of options exercisable | shares	930,000
Weighted average exercise price	$ 1.15
1.57 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 1.57
Number of options outstanding | shares	200,000
Weighted average remaining contractual life (Years)	1 year 5 months 8 days
Number of options exercisable | shares	200,000
Weighted average exercise price	$ 1.57
2.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.15
Number of options outstanding | shares	1,490,832
Weighted average remaining contractual life (Years)	2 years 7 months 24 days
Number of options exercisable | shares	889,169
Weighted average exercise price	$ 2.15
0.55 - 2.15 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding | shares	3,115,832
Weighted average remaining contractual life (Years)	1 year 8 months 26 days
Number of options exercisable | shares	2,514,169
Weighted average exercise price	$ 1.42
0.55 - 2.15 [Member] | Bottom of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	0.55
0.55 - 2.15 [Member] | Top of Range [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price	$ 2.15